General and Administrative Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 6,931	$ 7,351	$ 7,448
Professional fees	3,403	3,852	3,902
Other expenses	4,430	3,414	3,494
Total	$ 14,764	$ 14,617	$ 14,844